WSTCM CREDIT SELECT RISK-MANAGED FUND
SCHEDULE OF INVESTMENTS
May 31, 2021 (Unaudited)

EXCHANGE-TRADED FUNDS - 45.5%	Shares	Value
iShares 0-5 Year High Yield Corporate Bond ETF	124,481	$ 5,708,699
SPDR® Bloomberg Barclays High Yield Bond ETF	104,615	11,393,619
SPDR® Bloomberg Barclays Short Term High Yield Bond ETF	208,417	5,710,626
VanEck Vectors Fallen Angel High Yield Bond ETF	310,463	10,000,013
TOTAL EXCHANGE-TRADED FUNDS (Cost $32,817,869)		$ 32,812,957

OPEN-END FUNDS - 50.2%	Shares	Value
American High-Income Trust - Class F-2	487,412	$ 5,093,455
BlackRock High Yield Bond Fund - Institutional Class	640,796	5,017,429
Columbia High Yield Bond Fund - Institutional2 Class	415,136	4,977,481
Franklin High Income Fund - Advisor Class	2,632,362	4,948,841
MainStay MacKay High Yield Corporate Bond Fund - Class I	885,938	5,005,550
MainStay MacKay Short Duration High Yield Fund - Class I	509,995	5,033,654
PIMCO High Yield Spectrum Fund - Institutional Class	334,226	3,362,314
Transamerica High Yield Bond - Class I	301,180	2,773,867
TOTAL OPEN-END FUNDS (Cost $32,784,673)		$ 36,212,591

MONEY MARKET FUNDS - 18.1%	Shares	Value
Fidelity Institutional Money Market Government Portfolio - Class I, 0.01% (a)	4,435,139	$ 4,435,139
First American Treasury Obligations Fund - Class Z, 0.01% (a)	4,313,079	4,313,079
Invesco Short-Term Investments Trust - Treasury Portfolio - Institutional Class, 0.01% (a)	4,313,079	4,313,079
TOTAL MONEY MARKET FUNDS (Cost $13,061,297)		$ 13,061,297

TOTAL INVESTMENTS AT VALUE - 113.8% (Cost $78,663,839)		$ 82,086,845

LIABILITIES IN EXCESS OF OTHER ASSETS - (13.8%)		(9,924,409)

NET ASSETS - 100.0%		$ 72,162,436

(a)	The rate shown is the 7-day effective yield as of May 31, 2021.